Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Transactions with Related Parties [Abstract]
Transactions with Related Parties
5.	Transactions with Related Parties:

(a) Central Mare – Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, pursuant to which Central Mare provides the Company with its executive officers (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Chief Operating Officer).

As of December 31, 2023 and 2024, the amounts due from Central Mare were $- and $351 respectively, the latter reflecting the fact that Central Mare has collected $351 worth of EUA’s on the Company’s behalf from the Company’s charterers. Such amount is included in Due to related parties in the accompanying consolidated balance sheets.

The fees charged by and expenses relating to Central Mare for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Year Ended December 31,
	2022	2023	2024	Presented in:
Executive officers and other personnel expenses	360	360	360	General and administrative expenses – Consolidated statements of comprehensive income
Amortization of awarded shares*	(16)	-	-	Management fees – related parties – Consolidated statements of comprehensive income
Total	344	360	360

*
As per the Company’s equity incentive plan, or the 2015 plan (null and void since due to the reverse stock splits of the Company’s stock the shares left to be vested are zero), the Company incurred an amortization gain of  $16, $0 and $0 relating to the amortization of the original fair value of the equity incentive plan recognized at inception, for each of the years ended December 31, 2022, 2023 and 2024 respectively. The Company’s equity incentive plan ended on June 30, 2022.

(b) Central Shipping Inc (“CSI”) – Letter Agreement and Management Agreements: On January 1, 2019, the Company entered into a letter agreement with CSI (“CSI Letter Agreement”), a related party affiliated with the family of Evangelos J. Pistiolis and between January 1, 2019 and September 8, 2021 the Company entered into management agreements, or Management Agreements, between CSI and the Company’s vessel-owning subsidiaries. The CSI Letter Agreement can only be terminated subject to an eighteen-month advance notice, subject to a termination fee equal to twelve months of fees payable under the CSI Letter Agreement.

Pursuant to the CSI Letter Agreement, as well as the Management Agreements concluded between CSI and the Company’s vessel-owning subsidiaries, the Company pays a management fee of $651 per day per vessel for the provision of technical, commercial, operation, insurance, bunkering and crew management, commencing three months before the vessel is scheduled to be delivered by the shipyard. In addition, the Management Agreements provide for payment to CSI of: (i) $592 per day for superintendent visits plus actual expenses; (ii) a chartering commission of 1.25% on all freight, hire and demurrage revenues; (iii) a commission of 1.00% on all gross vessel sale proceeds or the purchase price paid for vessels and (iv) a financing fee of 0.2% on derivative agreements and loan financing or refinancing. CSI also performs supervision services for all of the Company’s newbuilding vessels while the vessels are under construction, for which the Company pays CSI the actual cost of the supervision services plus a fee of 7% of such supervision services.

CSI provides, at cost, all accounting, reporting and administrative services. Finally, the CSI Letter Agreement provides for a performance incentive fee for the provision of management services to be determined at the discretion of the Company’s Board of Directors. The management agreements have an initial term of five years, after which they will continue to be in effect until terminated by either party subject to an eighteen-month advance notice of termination. Pursuant to the terms of the management agreements, all fees payable to CSI are adjusted annually according to the US Consumer Price Inflation (“CPI”) of the previous year. If CPI is less than 2% then a 2% increase is effected and if CPI is more than 5% than a 5% increase is effected. On September 15, 2021 the Company entered into an amendment to the CSI Letter Agreement, whereby the payment for the already agreed commission for sale and purchase of vessels in the case of the purchase of a vessel under construction is denoted as “Newbuilding vessels monitoring fee” and is payable as follows: 25% of the commission on the purchase of the newbuilding construction contract, 25% of the commission on the steel cutting of the newbuilding vessel, 25% of the commission on launching of the newbuilding vessel and 25% of the commission on the delivery of the newbuilding vessel to the Company (“steel cutting” and “launching” are newbuilding vessel construction milestones, evidenced by notices received by the shipyard).

As of December 31, 2023 and 2024, the amounts due from CSI were $352 and $480 respectively and are presented in Due to related parties, on the consolidated balance sheets.

The fees charged by and expenses relating to CSI for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Year Ended December 31,
	2022	2023	2024	Presented in:
Management fees	61	-	-	Capitalized in Vessels, net – Balance sheet
	1,749	1,840	1,906	Management fees – related parties – Consolidated statements of comprehensive income
Supervision services fees	14	-	-	Capitalized in Vessels, net – Balance sheet
Superintendent fees	37	42	46	Vessel operating expenses – Consolidated statements of comprehensive income
	129	-	-	Capitalized in Vessels, net – Balance sheet
	-	-	74	Dry-docking costs - Consolidated statements of comprehensive income
Accounting and reporting cost	360	360	360	Management fees – related parties – Consolidated statements of comprehensive income
Commission for sale and purchase of vessels	730	-	-	Gain from vessel sales – Consolidated statements of comprehensive income
Newbuilding vessels monitoring fee	455	-	-	Capitalized in Vessels, net – Balance sheet
Financing fees	312	164	586	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission on charter hire revenue	1,008	1,037	1,040	Voyage expenses - Consolidated statements of comprehensive income
Total	4,855	3,443	4,012

(c) Issuance and conversion of Series E Shares: On March 29, 2019 the Company entered into a stock purchase agreement with Family Trading Inc (“Family Trading”), a related party owned by the Lax Trust, an irrevocable trust established for the benefit of certain family members of Mr. Evangelos J. Pistiolis, pursuant to which the Company exchanged the outstanding principal, fees and interest of the Further Amended Family Trading Credit Facility with 27,129 Series E Shares (defined below, also see Note 15). For the years ended December 31, 2022 and 2023 the Company declared dividends of $2,046 and $1,001 respectively and accrued interest on unpaid dividends amounted to $30 and $0 for the same periods. As of December 31, 2022 and 2023, there were no dividends due to Family Trading. On December 6, 2023 the Company received a conversion notice for the conversion of all the outstanding Series E Shares (13,452 shares) into 2,930,718 of the Company’s common shares (see Note 15).

(d) Charter Party with Central Tankers Chartering Inc (“CTC”): On January 6, 2021 the Company acquired a shipowning company from an entity affiliated with Mr. Evangelos J. Pistiolis that owned M/T Eco Oceano CA which was party to a time charter, with CTC, for a firm duration of five years at a gross daily rate of $32,450, with two optional years at $33,950 and $35,450 at CTC’s option. On February 22, 2022 the Company amended the previously agreed time charter with CTC and increased its firm period from 5 years to 15 years and reduced the daily rate from $32,450 to $24,500. This amendment was approved by a committee of the Company’s board of directors, of which all of the directors were independent, after obtaining a fairness opinion from an independent financial advisor. The time charter commenced on the date of delivery. For the years ended December 31, 2022, 2023 and 2024 the CTC charter generated $7,294, $8,943 and $8,967 of revenue presented in Time charter revenues in the accompanying consolidated statements of comprehensive income. As of December 31, 2023 and 2024, there are no amounts due from CTC.

(e) Personal Guarantees by Mr. Evangelos J. Pistiolis and Related Amendments to the Series D Preferred Shares: As a prerequisite for the Navigare Lease (defined below, see Note 6), Mr. Evangelos J. Pistiolis personally guaranteed the performance of the bareboat charters connected to the lease and in exchange, the Company agreed to indemnify him for any losses suffered as a result of the guarantee provided, and the Company amended the Certificate of Designations governing the terms of the Series D Preferred Shares (see Note 9), to adjust the voting rights per share of Series D Preferred Shares such that during the term of the Navigare Lease, the combined voting power controlled by Mr. Evangelos J. Pistiolis and the Lax Trust does not fall below a majority of the Company’s total voting power, irrespective of any new common or preferred stock issuances, and thereby complying with a relevant covenant of the bareboat charters entered in connection with the Navigare Lease. This personal guarantee comes into effect in the case 120 days have passed and the Company is still unable to pay down all amounts due under the Navigare lease, with the exception of amounts due to Navigare due to a total loss, where in this case the personal guarantee will cover an amount equal to all unpaid charter hire and a further amount equivalent to all future charter hire that would have accrued from the date of the total loss up to the end of the charter period and is callable 200 days after the date of the total loss. Due to the related party nature of the transactions involving Mr. Evangelos J. Pistiolis, such transactions were unanimously approved by our Board of Directors, including all three independent directors.

(f) Issuance of Series F Shares: On January 17, 2022, the Company entered into a stock purchase agreement with Africanus Inc., an affiliate of Evangelos J. Pistiolis for the sale of up to 7,560,759 newly-issued Series F Non-Convertible Perpetual Preferred Shares (“Series F Shares”, see Note 15). The issuance of the Series F Shares was approved by a committee of the Company’s board of directors, of which all of the directors were independent. In December 2022, 100% of Africanus Inc shares were transferred to 3 Sororibus Trust, which is an irrevocable trust established for the benefit of certain family members of Mr. Pistiolis. For the years ended December 31, 2022, 2023 and 2024 the Company declared dividends of $10,344, $5,009 and $0 respectively and accrued interest on unpaid dividends amounted to $8, $0 and $0 for the same periods. On February 6, 2024 the Company redeemed the remaining 3,659,627 Series F Shares for $43,916. As of December 31, 2023 and 2024 there were no dividends due to Africanus Inc.

(g) Short-term loan from Central Mare (“Central Mare Bridge Loan”): On January 5, 2022 the Company entered into an unsecured credit facility for up to $20,000 with Central Mare in order to finance part of the cost of its newbuilding program (see Note 7). Related party interest expense, commitment fees and arrangement fees for the year ended December 31, 2022 incurred in connection with this credit facility, amounted to $169, $18 and $400 respectively and are included in interest and finance costs in the accompanying consolidated statements of comprehensive income. The Central Mare Bridge Loan was terminated on March 4, 2022 and as of December 31, 2022, there were no interest, arrangement fees nor commitment fees due to Central Mare.

(h) Executive bonus: On December 10, 2023 and on October 9, 2024 the Company’s compensation committee comprising of independent directors suggested and the board of directors granted to Mr. Evangelos J. Pistiolis a bonus of $5,000 and $4,000 respectively which is included in “General and administrative expenses” in the accompanying consolidated statements of comprehensive income. On January 23, 2025 the Company’s compensation committee comprising of independent directors suggested and the board of directors granted to Mr. Evangelos J. Pistiolis an additional bonus of $2,000 for the year 2024, which is also included in “General and administrative expenses” in the accompanying consolidated statements of comprehensive income for the year ended December 31, 2024. Amounts of $5,000 and $2,000 are due to Mr. Evangelos J. Pistiolis and such amounts are included in Due to related parties in the accompanying consolidated balance sheets as of December 31, 2023 and 2024, respectively.

(i) Advances for Asset Acquisition to Related Party: On June 14, 2024 the Company entered into a non-binding letter of intent (“No-Shop LOI”) with Mr. Evangelos J. Pistiolis whereby the latter was precluded from marketing or selling the mega yacht M/Y Para Bellvm (100% owned by him) except to the Company for one month. The consideration for the No-Shop LOI was $1,000. The Company on July 12, 2024 entered into a share purchase agreement (“SPA”) for the purchase of M/Y Para Bellvm for a consideration of $20,000 (the “Para Bellvm Consideration”) and the No-Shop LOI consideration was netted-off with the Para Bellvm Consideration. The Para Bellvm Consideration was settled as of December 31, 2024. The Company closed the SPA and took delivery of the M/Y Para Bellvm on April 11, 2025. On November 25, 2024 the Company entered into a non-binding letter of intent (the “New No-Shop LOI”) with Mr. Evangelos J. Pistiolis whereby the latter was precluded from marketing or selling the newbuilding Yacht (100% owned by him, due for delivery in the second quarter of 2027) except to the Company up to June 30, 2025. The consideration for the New No-Shop LOI was $4,000 (the “New Yacht LOI Advance”). As of December 31, 2024, the Para Bellvm Consideration and the New Yacht LOI Advance are presented under Advances for asset acquisitions to related party in the accompanying consolidated balance sheets. The Company on April 11, 2025 (the “Closing Date”) entered into an SPA for the purchase of the Newbuilding Yacht for a consideration of $27,000 (the “New Yacht Consideration”), payable up to December 31, 2026, depending on the Company's cash surplus. On the Closing Date, the company settled $9,346 of the New Yacht Consideration by netting the New Yacht LOI Advance and by paying $5,346 to Mr. Evangelos J. Pistiolis and acquired the ship owning company (Roman Explorer Inc.) that owns 100% of the Newbuilding Yacht. If the Company from the Closing Date onwards raises capital via (i) debt refinancing (only applying to excess proceeds, being the proceeds from the new debt exceeding the debt amount being refinanced), (ii) issuance of any equity interests or (iii) dividends or return of invested capital in any investments, then, in each case, no later than five business days after the Company receives the net cash proceeds therefrom, the New Yacht Consideration outstanding Installments shall be prepaid by an amount equal to 100% of the amount of the net cash proceeds from such incurrence or issuance. For the avoidance of doubt, this shall only apply where the terms of such related issuances or debt refinancing incurrence allow for the use of proceeds to be applied towards the payment of the New Yacht Consideration. Due to the related party nature of the transactions involving Mr. Evangelos J. Pistiolis, such transactions were unanimously approved by a special committee of our Board of Directors, consisting of all three of our independent Directors, after obtaining a fairness opinion from an independent financial advisor.

(j) Personal Guarantee for HSBC loan: On January 15, 2024 the Company entered into a bridge loan with HSBC Private Bank (Suisse) SA (“HSBC”) (Note 7). As a prerequisite for granting the loan to the Company, HSBC requested a personal guarantee from Mr. Evangelos J. Pistiolis, which he provided in exchange for an arrangement fee of 1.00%. Since the loan was drawn-down and shortly after repaid, the Company accelerated the amortization of this arrangement fee that resulted in an expense of $280, included in Interest and finance costs in the accompanying consolidated statements of comprehensive income.